DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2025
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

4.    DISCONTINUED OPERATIONS

Disposition of mining pool business

On December 28, 2023, the Group entered into an agreement with Esport-Win Limited, a Hong Kong limited liability company, to sell its entire mining pool business for a total consideration of US$5,000, with payment arrangement of US$3,000 as the initial payment, US$1,000 as the second payment in October 2024 and US$1,000 as the last payment in October 2025.

While the closing of the transaction occurred on February 29, 2024, for accounting purposes the mining pool business was deemed to be disposed of on January 31, 2024 when the Group relinquished control and received the first payment of the consideration by retaining 71.37 bitcoins of the mining pool business for compliance and safety purposes when transferring the mining pool business to the buyer. The retained bitcoins have a fair value of US$3,000 as determined using US$42 per bitcoin, which was published by Coinbase.com on January 29, 2024 at UTC 0:00. In October 2024, the Group received the second payment of US$1,000 in the form of 1,000,000 USDT.

The disposal of the mining pool business represents a strategic shift and has a major effect on the Group’s results of operation, and as a result, is reported as a discontinued operations in the consolidated financial statements for the years ended December 31, 2022, 2023 and 2024. The assets and liabilities of this business are also presented as discontinued operations in the consolidated balance sheet as of December 31, 2023.

The following table represents a summary of the assets and liabilities disposed on January 31, 2024, and the related gain resulting from the transaction.

As of January 31, 2024
US$
Consideration*	2,000

Cash and cash equivalents	372
Accounts receivable, net	866
Prepayments and other current assets	104
Cryptocurrency assets*	8,937
Property and equipment, net	4
Intangible assets, net	6
Accounts payable	(26,711)
Accrued payroll and welfare payable	(93)
Accrued expenses and other current liabilities	(172)

Net liabilities of discontinued operations	(16,687)

Gain from disposal of discontinued operations	18,687
*	For accounting purpose, the 71.37 bitcoins retained were not included in the consideration in the table above as they were not received from the buyer, and accordingly these bitcoins were also excluded from the net assets transferred. The resulting gain from disposal of discontinued operations remained unchanged.

4.    DISCONTINUED OPERATIONS (continued)

Disposition of mining pool business (continued)

Assets and liabilities of discontinued operations of the mining pool business were as follows as of December 31, 2023:

As of
December 31,
2023
US$
ASSETS
Cash and cash equivalents	33
Accounts receivable, net	1,115
Prepayments and other current assets	101
Cryptocurrency assets	12,553
Property and equipment, net**	4
Intangible assets, net**	7
Current assets of discontinued operations	13,813

LIABILITIES
Accounts payable	27,250
Accrued payroll and welfare payable	119
Accrued expenses and other current liabilities	236
Current liabilities of discontinued operations	27,605
**

For presentation purpose, property and equipment, net and intangible assets, net as of December 31, 2023 have been classified as current assets of discontinued operations in the consolidated balance sheets as the disposition occurred in January 2024.

Cash flows in respect of the disposal were as follows:

For the year ended December 31,
2024
US$
Cash and cash equivalent deconsolidated	372
Proceeds from the disposal of subsidiaries	—
Proceeds from the disposal of subsidiaries, net of cash disposed	(372)

4.    DISCONTINUED OPERATIONS (continued)

Disposition of mining pool business (continued)

The operating results from discontinued operations of the mining pool business included in the Group’s consolidated statements of comprehensive (loss) income were as follows for the years ended December 31, 2023 and 2024:

	For the years ended December 31,
	2023	2024
Major classes of line items constituting pre-tax profit of discontinued operations

Revenues	296,942	30,340
Cost of revenue	(295,468)	(30,083)
Sales and marketing expenses	(354)	(30)
General and administrative expenses	(417)	(57)
Service development expenses	(353)	(72)
Other operating income	70	413
Net loss on disposal of cryptocurrency assets	(860)	—
Impairment of cryptocurrency assets	(2,886)	—
Changes in fair value of cryptocurrency assets	—	(271)
(Loss) income before income tax from discontinued operations	(3,326)	240
Income tax expense	—	—
Net (loss) income from discontinued operations, net of applicable income taxes	(3,326)	240

The condensed cash flows of the mining pool business were as follows for the years ended December 31, 2023, and 2024:

	For the years ended December 31,
	2023	2024
	US$	US$
Net cash used in operating activities	(227)	(414)
Net cash provided by (used in) investing activities	(413)	303
Net cash provided by financing activities	481	—

Effect of foreign rate exchange on cash	115	78
Net decrease in cash and cash equivalents	(44)	(33)

The following table provides a reconciliation of cash and cash equivalents reported within the consolidated balance sheets that sum to the total of such amounts shown in the consolidated statements of cash flows.

	As of	As of
	December 31,	December 31,
	2023	2024
	US$	US$
Cash, cash equivalents – consolidated balance sheets	3,244	1,810
Cash, cash equivalents, discontinued operations	33	—
Cash, cash equivalents – consolidated statements of cash flows	3,277	1,810